LIABILITIES FROM FINANCING ACTIVITIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2017	$ 40,116,634
Cash flows	(4,667,575)
Foreign currency translation adjustment	(252,266)
Interests accrued	2,131,740
Other movements	(38,554)
Balance as of December 31, 2017	37,289,979
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2017	1,924,010
Cash flows	1,313,442
Foreign currency translation adjustment	(1,324)
Interests accrued	0
Other movements	0
Balance as of December 31, 2017	3,236,128
Long-term borrowings [member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2017	18,905,843	[1]
Cash flows	(5,883,247)	[1]
Foreign currency translation adjustment	(177,290)	[1]
Interests accrued	1,075,716	[1]
Other movements	(98,870)	[1],[2]
Balance as of December 31, 2017	13,822,152	[1]
Debt securities in issue [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2017	18,704,809	[1]
Cash flows	(40,069)	[1]
Foreign currency translation adjustment	(73,652)	[1]
Interests accrued	1,056,024	[1]
Other movements	1,602	[1]
Balance as of December 31, 2017	19,648,714	[1]
Preferred shares [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2017	581,972	[3]
Cash flows	(57,701)	[3]
Foreign currency translation adjustment	0	[3]
Interests accrued	0	[3]
Other movements	58,714	[3]
Balance as of December 31, 2017	$ 582,985	[3]

[1]	The cash flows disclosed in this table related with Borrowings from other financial institutions and debt securities in issue include the interests paid during the year amounting to COP 1,031,078 and COP 1,084,096, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.
[2]	The amount of COP (98,870) is mainly comprised by the reclassification of liabilities relating to assets held for sale.
[3]	The cash flow amounting to COP 57,701 corresponds to the minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.